Warrants	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants
Note 6 - Warrants
As of December 31, 2021, the Company had 8,625,000 and 4,450,000 Public Warrants and Private Placement Warrants outstanding, respectively. There were no warrants outstanding as of December 31, 2020.
Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable 30 days after the completion of a Business Combination; provided in each case that the Company has
an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants. If the shares issuable upon exercise of the warrants are not registered under the Securities Act, the Company will be required to permit holders to exercise their warrants on a cashless basis. However, no warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available. Notwithstanding the above, if the Company’s Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company elects, the Company will not be required to file or maintain in effec
t a registration statement, but the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00” and “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described under “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, except as described below, the Private Placement Warrants will be non-redeemable
so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the Initial Shareholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00:
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30-days’ prior written notice of redemption; and

•
if, and only if, the last reported sale price (the “closing price”) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the warrants as described above unless an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the warrants is effective and a current prospectus relating to those Class A ordinary shares is available throughout the
30-day
redemption period. If and when the warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00:
Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•	in whole and not in part;

•	at a price of $0.10 per warrant;

•
upon a minimum of
30-days’
prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of Class A ordinary shares;

•
if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per Public Share (as adjusted) for any 20 trading days within the
30-trading
day period ending three trading days before the Company sends the notice of redemption to the warrant holders;

•
if the closing price of the Class A ordinary shares for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per Public Share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of Class A ordinary shares for the above purpose shall mean the volume weighted average price of Class A ordinary shares during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 Class A ordinary shares per warrant (subject to adjustment).
In no event will the Company be required to net cash settle any warrant. If the Company is unable to complete a Business Combination within the Completion Window and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Rigetti Computing, Inc [Member]
Class of Warrant or Right [Line Items]
Warrants
10.	Warrants
Derivative Warrant Liabilities
The Initial Warrants (See Note 7) of 398,040 common stock warrants were issued in March of 2021. An incremental 597,059 common stock warrants were issued as part of the Amendment in May of 2021, thus there were total of 995,099 common stock warrants issued in conjunction with Loan and Security Agreement in 2021. The Company utilized Black-Scholes model to determine grant fair value of the warrants which was approximately $2,690,574 which was recorded as part of the Debt Issuance Cost. The change in fair value of the warrants from issuance date through December 31, 2021 of $1,664,133 was driven primarily by an increase in the fair value of the Company’s stock that occurred as a result of the Merger Agreement discussed in Note 1. The outstanding common stock warrants were recognized as liabilities on the consolidated balance sheet and were measured at their inception date fair value using the Black-Scholes model and will be subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statement of operations. The Company did not have any Common stock warrants classified as liabilities as of January 31, 2021. See below for the December 31, 2021 balance summary:

Warrant Class	Shares	Issuance Date	Strike Price per Share	Expiration Date
Common Stock Warrants	995,099	May 18, 2021	$0.214	May 18, 2031
The warrant issued in conjunction with the Loan and Security Agreement is classified as liability under ASC 480, “Distinguishing Liabilities from Equity”. The fair value of the warrant which is an incremental cost incurred to obtain the loan is allocated between drawn and undrawn commitment. See Deferred Financing Cost disclosure at Note 2 Summary of Significant Accounting Policies.

The fair value of the common stock warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at the initial recognition of the liability and December 31, 2021, respectively are as follows:

Valuation Assumption - Common Stock Warrants	Initial Recognition	December 31, 2021
Stock price	$2.87	$4.44
Strike price	$0.21	$0.21
Volatility (annual)	51.90%	105.10%
Risk-free rate	1.65%	1.51%
Estimated time to expiration (years)	10	9
Dividend yield	0.00%	0.00%
The Company recorded a total loss of $1,664,133 to Change in Fair Value of Warrant Liability as a component of other income in the consolidated statement of operations for the 11 months ended December 31, 2021.
Series C Preferred Stock Financing Warrants
In conjunction with the Series C Preferred Stock Financing (see Note 8), the Company issued a total of 6,668,714 Warrants to purchase Class A Common Stock to the Series C investors. The Warrants have a $0.01 exercise price per share and have a
10-year
term to expiration. The Warrants can be exercised for cash or on a cashless basis. The Company determined that the Warrants met the requirements for equity classification under ASC 480 and ASC 815. The Company estimated the fair value of the Warrants using the Black-Scholes model (see below for key inputs) and allocated approximately $1,236,600 in proceeds from the Series C Preferred Stock to the value of the Warrants on a relative fair value basis, which was recorded to additional paid in capital.

Valuation Assumptions	Initial Recognition
Stock Price	$0.21
Strike Price	$0.01
Volatility (annual)	51.50%
Risk-free rate	1.55%
Estimated time to expiration (years)	10
Dividend yield	0.00%
Customer Warrants
In February 2020, the Company issued a Warrant to purchase 3,406,156 shares of Class A Common Stock to a customer in conjunction with a revenue arrangement (the “Customer Warrant”). The Customer Warrants have a $0.9067 exercise price per share and have a 10 year term to expiration. The Warrants vest upon the achievement of certain performance conditions (i.e. sales milestones) defined in the agreement, and upon a change of control, either 50% or 100% of the then unvested Customer Warrants will become fully vested, dependent on the acquiring party in the change of control transaction. The Warrants can be exercised for cash or on a cashless basis.
The Company followed the guidance in ASC 718 and ASC 606 for the accounting of non-cash
consideration payable to a customer. The Company determined that the Customer Warrants met the requirements for equity classification under ASC 718, and measured the Customer Warrants based on their grant date fair value, estimated to be $154,330. The Company recorded this amount as a deferred asset and additional paid in capital as of the issuance date, as the Company believes it is probable that all performance conditions (i.e. sales milestones) in the Customer Warrants will be met. During the 11 months ended December 31, 2021, the Company recorded a reduction of revenue related to the arrangement with the customer totaling $5,774 As of December 31, 2021, the deferred asset balance outstanding is $95,120, which will be recognized as a reduction in revenue in future periods.

Valuation Assumptions	Initial Recognition
Stock Price	$0.21
Strike Price	$0.91
Volatility (annual)	45.00%
Risk-free rate	1.29%
Estimated time to expiration (years)	10
Dividend yield	0.00%
The vesting status of the Customer Warrant is as follows at December 31, 2021:

	December 31, 2021	January 31, 2021
Vested Customer warrants	1,362,461	1,021,845
Unvested Customer warrants	2,043,695	2,384,311

	3,406,156	3,406,156